Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	732,862,119.04	37,638
Yield Supplement Overcollateralization Amount 12/31/22	66,499,402.44	0
Receivables Balance 12/31/22	799,361,521.48	37,638
Principal Payments	28,184,838.49	628
Defaulted Receivables	1,021,960.74	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	63,200,321.17	0
Pool Balance at 01/31/23	706,954,401.08	36,974

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.05%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,133,742.77	288
Past Due 61-90 days	2,416,849.67	103
Past Due 91-120 days	460,921.31	19
Past Due 121+ days	0.00	0
Total	10,011,513.75	410

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.30%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	586,606.97
Aggregate Net Losses/(Gains) - January 2023	435,353.77
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.65%
Prior Net Losses/(Gains) Ratio	0.29%
Second Prior Net Losses/(Gains) Ratio	0.37%
Third Prior Net Losses/(Gains) Ratio	0.74%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	6,362,589.61
Actual Overcollateralization	6,362,589.61
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	8.61%
Weighted Average Remaining Term	52.53

Flow of Funds	$ Amount
Collections	31,634,333.35
Investment Earnings on Cash Accounts	20,990.59
Servicing Fee	(666,134.60)
Transfer to Collection Account	-
Available Funds	30,989,189.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,887,215.16
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,561,958.89
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,362,589.61
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,294,921.51

Total Distributions of Available Funds	30,989,189.34

Servicing Fee	666,134.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	726,266,359.97
Principal Paid	25,674,548.50
Note Balance @ 02/15/23	700,591,811.47

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2a
Note Balance @ 01/17/23	228,267,451.98
Principal Paid	17,972,183.95
Note Balance @ 02/15/23	210,295,268.03
Note Factor @ 02/15/23	84.8649185%

Class A-2b
Note Balance @ 01/17/23	97,828,907.99
Principal Paid	7,702,364.55
Note Balance @ 02/15/23	90,126,543.44
Note Factor @ 02/15/23	84.8649185%

Class A-3
Note Balance @ 01/17/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	266,000,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-4
Note Balance @ 01/17/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	89,920,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	29,500,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	14,750,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,019,719.33
Total Principal Paid	25,674,548.50
Total Paid	27,694,267.83

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	526,917.37
Principal Paid	17,972,183.95
Total Paid to A-2a Holders	18,499,101.32

Class A-2b
One-Month SOFR	4.27871%
Coupon	4.84871%
Interest Paid	382,110.45
Principal Paid	7,702,364.55
Total Paid to A-2b Holders	8,084,475.00

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0542931
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1140479
Total Distribution Amount	28.1683410

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.1263816
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.5269732
Total A-2a Distribution Amount	74.6533548

A-2b Interest Distribution Amount	3.5980268
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.5269732
Total A-2b Distribution Amount	76.1250000

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	177.68
Noteholders' Third Priority Principal Distributable Amount	574.50
Noteholders' Principal Distributable Amount	247.82

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	4,915,858.40
Investment Earnings	17,552.40
Investment Earnings Paid	(17,552.40)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,421,043.15	$7,051,758.42	5,652,457.57
Number of Extensions	150	254	196
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.85%	0.66%